Balter L/S Small Cap Equity Fund

(the “Fund”)

Institutional Class (Symbol: BEQIX)

Investor Class (Symbol: BEQRX)

Supplement dated May 18, 2016

to the Fund’s Prospectus to the Prospectus and Statement of Additional Information (“SAI”)

dated March 1, 2016

The following supplements information contained in the Fund’s current Prospectus and SAI.

As of April 10, 2016, the sub-advisory agreement between Balter Liquid Alternatives, LLC (the “Adviser”), the Fund’s investment adviser, and Madison Street Partners, LLC (“Madison Street”) terminated as a result of prior written notice of termination given by the Adviser. Madison Street is no longer managing any portion of the assets of the Fund. The Fund’s assets are being managed by the Adviser or remaining Sub-Advisers. References in the Fund’s Prospectus and SAI to Madison Street and its portfolio managers should be disregarded.

Effective immediately, the following information will supplement and supersede any contrary information contained in the Fund’s Prospectus:

Under the Heading “Related Performance of the Sub-Advisers,” the tables under the Sub-Heading “Related Performance Data of Apis” are deleted and replaced with the following:

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	Russell 2000	S&P 500	HFRX Equity Hedge
2015	0.2%	-0.1%	3.6%	0.6%	3.4%	-0.2%	1.1%	-1.5%	1.7%	0.9%	-1.3%	0.2%	8.7%	-4.4%	1.4%	-2.3%
2014	0.8%	1.7%	-2.1%	0.6%	4.0%	0.9%	-0.6%	5.9%	-0.9%	-0.4%	-0.3%	0.1%	9.7%	4.9%	13.7%	1.4%
2013	3.9%	3.5%	3.1%	-1.8%	3.6%	1.3%	3.8%	0.6%	1.9%	1.4%	-1.1%	0.7%	22.7%	38.8%	32.4%	11.1%
2012	2.1%	2.6%	0.2%	1.4%	-3.1%	4.3%	3.4%	-1.0%	0.9%	-1.9%	0.7%	-1.4%	8.1%	16.4%	16.0%	4.8%
2011	0.3%	-0.4%	-0.4%	4.1%	-1.4%	-1.2%	5.9%	-4.2%	1.0%	0.3%	-0.3%	2.6%	6.0%	-4.2%	2.1%	-19.1%
2010	-0.9%	-0.2%	0.1%	1.9%	-4.9%	-0.3%	2.9%	0.4%	5.8%	0.5%	-0.7%	4.0%	8.4%	26.9%	15.1%	8.9%
2009	5.3%	0.7%	0.3%	-5.9%	4.9%	-1.1%	-0.3%	-2.1%	-0.6%	1.3%	2.0%	0.4%	4.4%	27.2%	26.5%	13.1%
2008	-9.6%	5.1%	-5.0%	2.6%	3.5%	3.4%	-5.1%	-4.6%	-12.8%	-1.0%	-3.3%	1.5%	-23.9%	-33.8%	-37.0%	-25.5%

2007	1.4%	1.2%	2.1%	0.8%	4.3%	2.0%	8.2%	-1.0%	4.9%	5.0%	5.1%	2.5%	42.8%	-1.6%	5.5%	3.2%
2006	5.9%	4.0%	2.8%	3.4%	-3.0%	-2.1%	0.1%	-0.5%	0.0%	2.1%	2.9%	1.2%	17.6%	18.4%	15.8%	9.2%
2005	5.7%	5.6%	-1.5%	-2.5%	-0.4%	4.9%	2.9%	1.5%	4.5%	-3.2%	2.3%	1.2%	22.6%	4.6%	4.9%	4.2%
2004				-1.4%	-5.1%	-1.9%	-0.7%	2.6%	1.3%	2.4%	6.1%	1.8%	4.7%	11.4%	9.0%	-0.7%

Apis Capital, LP

Average Annual Total Returns for Periods Ended December 31, 2015

Period	Apis Capital, LP’s (1) Average Annual Total Returns (Net of all actual fees and expenses)	Russell 2000 Index (2)	S&P 500 Index (3)	HFRX Equity Hedge Fund Index (4)
1 Year	8.7%	-4.4%	1.4%	-2.3%
3 Year	13.5%	11.6%	15.1%	3.3%
5 Year	10.9%	9.2%	12.6%	-1.4%
10 Year	9.3%	6.8%	7.3%	-0.3%
Since Inception (4/16/2004)	10.1%	7.1%	7.4%	0.0%

(1)	As of December 31, 2015, Apis Capital, LP has approximately $58.6 million in assets under management (i.e., 35% of the firm’s assets under management).
(2)	The Russell 2000® Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.
(3)	The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.
(4)	The HFRX Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

Under the Heading “Related Performance of the Sub-Advisers,” the tables under the Sub-Heading “Related Performance Data of Midwood” are deleted and replaced with the following:

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	Russell 2000	S&P 500	HFRX Equity Hedge
2015	-0.2%	2.1%	-2.4%	1.6%	-1.3%	2.5%	-2.5%	-6.4%	-0.9%	3.5%	0.7%	-2.0%	-5.5%	-4.4%	1.4%	-2.3%
2014	-0.5%	1.9%	-2.2%	-2.5%	2.7%	2.4%	-3.6%	2.0%	-6.6%	1.3%	-1.4%	1.1%	-5.6%	4.9%	13.7%	1.4%
2013	2.5%	0.5%	0.6%	-0.3%	-0.8%	7.4%	7.4%	0.0%	9.7%	2.9%	-0.4%	2.5%	36.2%	38.8%	32.4%	11.1%
2012	3.4%	-0.8%	1.5%	-1.6%	0.7%	2.0%	-2.1%	0.5%	0.8%	0.9%	-2.9%	4.0%	6.4%	16.4%	16.0%	4.8%
2011	-0.8%	4.6%	4.4%	2.4%	2.6%	-1.9%	0.8%	-5.0%	-3.4%	3.0%	4.2%	1.1%	12.2%	-4.2%	2.1%	-19.1%
2010	-0.3%	0.3%	1.0%	2.3%	-5.3%	-3.6%	3.5%	-9.5%	7.6%	6.6%	0.5%	7.6%	9.5%	26.9%	15.1%	8.9%
2009	4.0%	2.9%	9.5%	5.7%	3.8%	-1.4%	4.1%	4.9%	3.0%	1.5%	0.6%	3.9%	51.4%	27.2%	26.5%	13.1%
2008	-7.5%	1.0%	-8.8%	3.9%	16.8%	-1.7%	-7.0%	7.1%	-17.2%	-16.4%	-3.7%	1.4%	-31.5%	-33.8%	-37.0%	-25.5%
2007	-0.4%	1.6%	2.4%	4.1%	4.2%	-1.8%	-1.4%	-1.8%	1.5%	0.9%	-2.0%	-0.8%	6.6%	-1.6%	5.5%	3.2%
2006	1.3%	4.0%	2.0%	-0.4%	-2.6%	0.6%	-0.6%	2.1%	1.7%	0.1%	-2.1%	1.9%	8.0%	18.4%	15.8%	9.2%
2005	2.3%	3.2%	1.8%	-1.6%	0.5%	5.6%	1.8%	0.3%	0.3%	0.6%	3.4%	1.6%	21.6%	4.6%	4.9%	4.2%
2004	1.9%	1.4%	3.1%	2.1%	1.0%	6.0%	0.0%	-2.5%	3.8%	2.4%	5.7%	3.6%	32.1%	18.3%	10.9%	2.2%
2003												0.1%	0.1%	2.0%	5.2%	1.9%

Midwood Capital Partners, L.P.

Average Annual Total Returns for Periods Ended December 31, 2015

Period	Midwood Capital Partners, L.P.’s (1) Average Annual Total Returns (Net of all actual fees and expenses)	Russell 2000 Index (2)	S&P 500 Index (3)	HFRX Equity Hedge Fund Index (4)
1 Year	-5.5%	-4.4%	1.4%	-2.3%
3 Year	6.7%	11.6%	15.1%	3.3%
5 Year	7.7%	9.2%	12.6%	-1.4%
10 Year	6.6%	6.8%	7.3%	-0.3%
Since Inception (12/1/2003)	9.7%	7.6%	7.8%	0.4%
(1)	As of December 31, 2015, Midwood Capital Partners, L.P. has approximately $58.6 million in assets under management (i.e., 54% of the firm’s assets under management).
(2)	The Russell 2000® Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.
(3)				The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.
(4)				The HFRX Equity Hedge Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

Under the Heading “Related Performance of the Sub-Advisers,” the tables under the Sub-Heading “Related Performance Data of Millrace” are deleted and replaced with the following:

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	Russell 2000	S&P 500	HFRX Equity Hedge
2015	-2.6%	5.4%	-1.3%	-0.1%	1.6%	-0.1%	-0.7%	-2.9%	-1.0%	2.2%	1.3%	-0.5%	1.0%	-4.4%	1.4%	-2.3%
2014	2.5%	1.7%	-0.3%	-3.6%	0.7%	2.0%	-3.8%	1.2%	-3.9%	2.4%	-0.1%	3.5%	2.0%	4.9%	13.7%	1.4%
2013	3.1%	-0.7%	2.4%	0.2%	1.6%	2.5%	3.9%	-0.9%	5.9%	0.7%	0.9%	2.9%	24.8%	38.8%	32.4%	11.1%
2012	6.9%	4.4%	3.1%	-0.1%	-8.4%	3.2%	0.1%	3.5%	5.9%	-3.6%	0.5%	1.1%	16.6%	16.4%	16.0%	4.8%
2011	-0.4%	1.3%	-1.2%	0.7%	-0.3%	-0.9%	-0.7%	-8.9%	-7.6%	6.0%	-2.7%	-0.4%	-14.9%	-4.2%	2.1%	-19.1%
2010	-2.3%	3.1%	4.4%	2.8%	-2.6%	-1.4%	1.8%	-2.7%	5.4%	3.6%	0.9%	6.0%	20.0%	26.9%	15.1%	8.9%
2009	-2.6%	-2.8%	5.6%	7.5%	5.8%	4.1%	3.9%	-0.6%	4.3%	-2.4%	2.7%	4.7%	33.6%	27.2%	26.5%	13.1%
2008	-6.3%	-2.8%	-0.2%	1.5%	5.7%	-7.5%	1.8%	2.2%	-6.2%	-6.7%	0.0%	5.2%	-13.7%	-33.8%	-37.0%	-25.5%
2007	0.3%	1.1%	-0.6%	0.8%	1.1%	0.2%	-1.5%	-0.4%	2.2%	4.0%	-4.2%	1.5%	4.5%	-1.6%	5.5%	3.2%
2006	2.9%	0.7%	0.9%	0.8%	-0.5%	-2.4%	-2.2%	3.3%	0.7%	3.4%	0.2%	0.1%	7.9%	18.4%	15.8%	9.2%
2005	-0.1%	1.0%	-1.1%	-4.8%	5.0%	3.0%	2.2%	1.3%	2.1%	-0.1%	1.1%	0.2%	9.8%	4.6%	4.9%	4.2%
2004	2.8%	0.2%	-0.6%	-6.8%	1.2%	3.8%	-4.9%	0.1%	3.8%	2.4%	4.8%	4.2%	10.5%	18.3%	10.9%	2.2%
2003	-0.2%	-1.6%	1.3%	2.9%	5.1%	2.6%	9.2%	5.5%	2.3%	4.2%	1.7%	0.6%	38.7%	47.3%	28.7%	14.5%
2002	0.9%	-4.1%	9.7%	-2.1%	-0.7%	-2.5%	-6.1%	3.1%	-6.2%	4.4%	6.6%	1.6%	3.2%	-20.5%	-22.1%	2.1%

Millrace Fund, LP

Average Annual Total Returns for Periods Ended December 31, 2015

Period	Millrace Fund, L.P (1) Average Annual Total Returns (Net of all actual fees and expenses)	Russell 2000 Index (2)	S&P 500 Index (3)	HFRX Equity Hedge Fund Index (4)
1 Year	1.0%	-4.4%	1.4%	-2.3%
3 Year	8.7%	11.6%	15.1%	3.3%
5 Year	5.0%	9.2%	12.6%	-1.4%
10 Year	7.1%	6.8%	7.3%	-0.3%
Since Inception (1/1/2002)	9.3%	7.6%	6.3%	1.3%

(1)	As of December 31, 2015, Millrace Fund, L.P. has approximately $84.1 million in assets under management (i.e., 69% of the firm’s assets under management).
(2)	The Russell 2000® Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.
(3)	The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.
(4)	The HFRX Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

You should read this Supplement in conjunction with the Prospectus dated March 1, 2016, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-844-322-8112.